Shareholder Report	6 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS/A
Amendment Flag	true
Amendment Description	Explanatory Note: The Registrant is filing this amendment to its Form N-CSRS (the "Amendment") for the period ended November 30, 2024 originally filed with the Securities and Exchange Commission on January 29, 2025 (Accession Number 0000766285-25-000008). The sole purpose of the Amendment is to correct the Renewal of Investment Advisory Contract. Except as set forth above, the Amendment does not amend, update or change any other items or disclosures found in the Original Filing.
Registrant Name	AMANA MUTUAL FUNDS TRUST
Entity Central Index Key	0000766285
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000131515
Shareholder Report [Line Items]
Fund Name	Amana Developing World Fund
Class Name	INSTITUTIONAL SHARES
Trading Symbol	AMIDX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the Amana Developing World Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.saturna.com/amana/developing-world-fund. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com.
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/amana/developing-world-fund
Expenses [Text Block]

What were the Fund’s costs for the last 6 months?

  (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Institutional Shares	$45	0.89%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%
Average Annual Return [Table Text Block]

Annual Average Total Return

	1 Year	5 Year	10 Year
Institutional Shares	14.68%	6.91%	2.80%
MSCI Emerging Markets Index	11.86%	3.20%	3.16%

AssetsNet	$ 131,175,798
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 526,157
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$131,175,798
# of Portfolio Holdings	40
Advisory Fees Paid	$526,157
Portfolio Turnover Rate	1%

Holdings [Text Block]

Industry Weightings

% of Total Net Assets

Semiconductor Devices	12.9%
Personal Care Products	12.3%
Health Care Facilities	6.2%
Semiconductor Manufacturing	6.2%
Food & Drug Stores	6.0%
Electronics Components	4.9%
Communications Equipment	3.6%
Other Machinery & Equipment	3.1%
Base Metals	3.0%
Electronic Manufacturing Services & Original Design Manufacturer	3.0%
Other Industries	30.8%
Other Assets (net of liabilities)	8.0%

C000079787
Shareholder Report [Line Items]
Fund Name	Amana Developing World Fund
Class Name	INVESTOR SHARES
Trading Symbol	AMDWX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the Amana Developing World Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.saturna.com/amana/developing-world-fund. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com.
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/amana/developing-world-fund
Expenses [Text Block]

What were the Fund’s costs for the last 6 months?

  (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Investor Shares	$56	1.12%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.12%
Average Annual Return [Table Text Block]

Annual Average Total Return

	1 Year	5 Year	10 Year
Investor Shares	14.48%	6.69%	2.58%
MSCI Emerging Markets Index	11.86%	3.20%	3.16%

AssetsNet	$ 131,175,798
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 526,157
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$131,175,798
# of Portfolio Holdings	40
Advisory Fees Paid	$526,157
Portfolio Turnover Rate	1%

Holdings [Text Block]

Industry Weightings

% of Total Net Assets

Semiconductor Devices	12.9%
Personal Care Products	12.3%
Health Care Facilities	6.2%
Semiconductor Manufacturing	6.2%
Food & Drug Stores	6.0%
Electronics Components	4.9%
Communications Equipment	3.6%
Other Machinery & Equipment	3.1%
Base Metals	3.0%
Electronic Manufacturing Services & Original Design Manufacturer	3.0%
Other Industries	30.8%
Other Assets (net of liabilities)	8.0%

C000131514
Shareholder Report [Line Items]
Fund Name	Amana Growth Fund
Class Name	INSTITUTIONAL SHARES
Trading Symbol	AMIGX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the Amana Growth Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.saturna.com/amana/growth-fund. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com.
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/amana/growth-fund
Expenses [Text Block]

What were the Fund’s costs for the last 6 months?

  (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Institutional Shares	$31	0.60%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
Average Annual Return [Table Text Block]

Annual Average Total Return

	1 Year	5 Year	10 Year
Institutional Shares	23.76%	16.81%	14.80%
S&P 500 Index	33.89%	15.75%	13.33%

AssetsNet	$ 5,667,104,516
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 16,234,814
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$5,667,104,516
# of Portfolio Holdings	33
Advisory Fees Paid	$16,234,814
Portfolio Turnover Rate	2%

Holdings [Text Block]

Industry Weightings

% of Total Net Assets

Large Pharma	13.4%
Infrastructure Software	11.3%
Semiconductor Devices	10.8%
Communications Equipment	9.3%
Semiconductor Manufacturing	7.7%
Application Software	6.2%
Commercial & Residential Building Equipment & Systems	5.9%
Measurement Instruments	4.7%
Internet Media & Services	4.0%
Specialty Apparel Stores	2.6%
Other Industries	18.5%
Other Assets (net of liabilities)	5.6%

C000065109
Shareholder Report [Line Items]
Fund Name	Amana Growth Fund
Class Name	INVESTOR SHARES
Trading Symbol	AMAGX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the Amana Growth Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.saturna.com/amana/growth-fund. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com.
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/amana/growth-fund
Expenses [Text Block]

What were the Fund’s costs for the last 6 months?

  (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Investor Shares	$44	0.85%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%
Average Annual Return [Table Text Block]

Annual Average Total Return

	1 Year	5 Year	10 Year
Investor Shares	23.46%	16.53%	14.53%
S&P 500 Index	33.89%	15.75%	13.33%

AssetsNet	$ 5,667,104,516
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 16,234,814
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$5,667,104,516
# of Portfolio Holdings	33
Advisory Fees Paid	$16,234,814
Portfolio Turnover Rate	2%

Holdings [Text Block]

Industry Weightings

% of Total Net Assets

Large Pharma	13.4%
Infrastructure Software	11.3%
Semiconductor Devices	10.8%
Communications Equipment	9.3%
Semiconductor Manufacturing	7.7%
Application Software	6.2%
Commercial & Residential Building Equipment & Systems	5.9%
Measurement Instruments	4.7%
Internet Media & Services	4.0%
Specialty Apparel Stores	2.6%
Other Industries	18.5%
Other Assets (net of liabilities)	5.6%

C000131513
Shareholder Report [Line Items]
Fund Name	Amana Income Fund
Class Name	INSTITUTIONAL SHARES
Trading Symbol	AMINX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the Amana Income Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.saturna.com/amana/income-fund. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com.
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/amana/income-fund
Expenses [Text Block]

What were the Fund’s costs for the last 6 months?

  (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Institutional Shares	$39	0.75%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%
Average Annual Return [Table Text Block]

Annual Average Total Return

	1 Year	5 Year	10 Year
Institutional Shares	21.12%	12.05%	10.16%
S&P 500 Index	33.89%	15.75%	13.33%

AssetsNet	$ 1,979,026,636
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 7,099,058
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,979,026,636
# of Portfolio Holdings	32
Advisory Fees Paid	$7,099,058
Portfolio Turnover Rate	2%

Holdings [Text Block]

Industry Weightings

% of Total Net Assets

Large Pharma	17.1%
Infrastructure Software	8.6%
Personal Care Products	7.7%
Semiconductor Manufacturing	7.7%
Industrial Wholesale & Rental	6.9%
Semiconductor Devices	5.0%
Basic & Diversified Chemicals	4.9%
Measurement Instruments	4.5%
Diversified Industrials	4.2%
Automotive Retailers	2.4%
Other Industries	23.8%
Other Assets (net of liabilities)	7.2%

C000012979
Shareholder Report [Line Items]
Fund Name	Amana Income Fund
Class Name	INVESTOR SHARES
Trading Symbol	AMANX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the Amana Income Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.saturna.com/amana/income-fund. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com.
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/amana/income-fund
Expenses [Text Block]

What were the Fund’s costs for the last 6 months?

  (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Investor Shares	$52	1.00%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.00%
Average Annual Return [Table Text Block]

Annual Average Total Return

	1 Year	5 Year	10 Year
Investor Shares	20.82%	11.81%	9.90%
S&P 500 Index	33.89%	15.75%	13.33%

AssetsNet	$ 1,979,026,636
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 7,099,058
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,979,026,636
# of Portfolio Holdings	32
Advisory Fees Paid	$7,099,058
Portfolio Turnover Rate	2%

Holdings [Text Block]

Industry Weightings

% of Total Net Assets

Large Pharma	17.1%
Infrastructure Software	8.6%
Personal Care Products	7.7%
Semiconductor Manufacturing	7.7%
Industrial Wholesale & Rental	6.9%
Semiconductor Devices	5.0%
Basic & Diversified Chemicals	4.9%
Measurement Instruments	4.5%
Diversified Industrials	4.2%
Automotive Retailers	2.4%
Other Industries	23.8%
Other Assets (net of liabilities)	7.2%

C000160667
Shareholder Report [Line Items]
Fund Name	Amana Participation Fund
Class Name	INSTITUTIONAL SHARES
Trading Symbol	AMIPX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the Amana Participation Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.saturna.com/amana/participation-fund. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com.
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/amana/participation-fund
Expenses [Text Block]

What were the Fund’s costs for the last 6 months?

  (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Institutional Shares	$28	0.55%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
Average Annual Return [Table Text Block]

Annual Average Total Return

	1 Year	5 Year	Since Inception
Institutional Shares	6.48%	1.62%	2.16%
FTSE IdealRatings Sukuk Index	6.86%	2.16%	3.20%

AssetsNet	$ 216,795,122
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 524,749
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$216,795,122
# of Portfolio Holdings	48
Advisory Fees Paid	$524,749
Portfolio Turnover Rate	8%

Holdings [Text Block]

Sector Weightings

% of Total Net Assets

Financials	37.5%
Government	14.9%
Real Estate	12.2%
Utilities	9.4%
Communications	6.6%
Industrials	5.3%
Bank Time Deposits	3.7%
Energy	3.1%
Consumer Staples	2.1%
Other Assets (net of liabilities)	5.2%

C000160666
Shareholder Report [Line Items]
Fund Name	Amana Participation Fund
Class Name	INVESTOR SHARES
Trading Symbol	AMAPX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the Amana Participation Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.saturna.com/amana/participation-fund. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com.
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/amana/participation-fund
Expenses [Text Block]

What were the Fund’s costs for the last 6 months?

  (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Investor Shares	$40	0.79%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Average Annual Return [Table Text Block]

Annual Average Total Return

	1 Year	5 Year	Since Inception
Investor Shares	6.34%	1.37%	1.92%
FTSE IdealRatings Sukuk Index	6.86%	2.16%	3.20%

AssetsNet	$ 216,795,122
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 524,749
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$216,795,122
# of Portfolio Holdings	48
Advisory Fees Paid	$524,749
Portfolio Turnover Rate	8%

Holdings [Text Block]

Sector Weightings

% of Total Net Assets

Financials	37.5%
Government	14.9%
Real Estate	12.2%
Utilities	9.4%
Communications	6.6%
Industrials	5.3%
Bank Time Deposits	3.7%
Energy	3.1%
Consumer Staples	2.1%
Other Assets (net of liabilities)	5.2%